Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Securities held-to-maturity, fair value	$ 48,796,000	$ 51,035,000
Shareholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	5,322,320	5,269,053
Treasury stock (in shares)	210,101	210,101